Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of aggregate non-cancelable future minimum payments

2023	$7,000
2024	11,000
2025	14,000
2026	16,000
2027	24,000
Thereafter	24,000
Total	$96,000